Deconsolidation of Teekay Offshore (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Deconsolidation
The following table shows the accounting impact from the deconsolidation of Altera on September 25, 2017. On such date, the Company recognized both the net cash proceeds it received from Brookfield and the fair value of its retained interests in Altera, including common units, warrants, and vessel charters with Altera, and derecognized the carrying value of both Altera’s net assets and the non-controlling interest in Altera, with the difference between the amounts recognized and derecognized being the loss on deconsolidation.

As of September 25, 2017
Net cash proceeds received by Teekay	139,693
Fair value of common units and general partner interest of Altera	150,132
Fair value of warrants (note 16)	36,596
Fair value of vessel charters with Altera (notes 6 and 7)	14,812
Carrying value of the non-controlling interest in Altera	1,138,275
Subtotal	1,479,508
Less:
Carrying value of Altera's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Altera	(104,788)